Stockholders' Equity	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity

(8) Stockholders' Equity

Common Stock

On March 7, 2014, the Company held its 2014 Annual Meeting of Stockholders (Annual Meeting). At the Annual Meeting, the stockholders approved an amendment to the Company's Amended and Restated Certificate of Incorporation which decreased the total number of shares of common stock of the Company from 490,000,000 to 240,000,000. Holders of the Company's common stock are entitled to dividends as and when declared by the Board of Directors, subject to rights and holders of all classes of stock outstanding having priority rights to dividends. There have been no dividends declared to date. Each share of common stock is entitled to one vote.

Preferred Stock

Pursuant to the Company's amended and restated certificate of incorporation, the Company is authorized to issue 10,000,000 shares of preferred stock. The Board of Directors has the authority, without action by the Company's stockholders, to designate and issue shares of preferred stock in one or more series and to fix the rights, preferences, privileges and restrictions thereof.

Warrants issued in connection with Noble Agreement

In May 2006, the Company entered into a collaboration agreement with The Samuel Roberts Noble Foundation, Inc. (Noble) (Noble Agreement) to establish a research program (see Note (12)). In connection with this collaboration, the Company granted Noble a warrant to purchase 16,667 shares of the Company's common stock for an exercise price of $240.00 per share. The original terms were as follows: the warrant vests in equal installments of 4,167 shares on May 19, 2009, May 19, 2011, May 19, 2013, and May 19, 2015, respectively, and shall remain exercisable for a period of two years from the respective vesting dates. These warrants were accounted for at fair value and remeasured until vested. The fair value, including the resulting change in value as a result of remeasurement was recognized as research and development expense. The inception to date expense recognized with respect to this warrant totals $624.4 as of May 31, 2015. At May 31, 2015, all of the 16,667 warrants had vested under this arrangement.

In June 2011, the Company and Noble agreed to modify the warrants issued to Noble as follows: the warrant vests in equal installments of 4,167 shares on May 19, 2013 and May 19, 2015, respectively and shall remain exercisable until the earliest of a period of five years from the respective vesting dates and May 18, 2017.

Warrants issued in connection with TAMU Agreement

In August 2007, the Company entered into a sponsored research and intellectual property rights agreement with The Texas A&M University System (TAMU) to establish a research program (see Note (12)). In connection with this collaboration, the Company granted TAMU a warrant to purchase 8,333 shares of the Company's common stock for an exercise price of $240.00 per share. The warrant vests based on certain research and commercialization milestones being met and shall remain exercisable until August 28, 2017. This warrant is accounted for at fair value and remeasured until the vesting targets are met. The fair value, including the resulting change in value as a result of remeasurement is being recognized as research and development expense. The inception to date expense recognized with respect to this warrant totals $0 as of May 31, 2015. The fair value of the warrants at May 31, 2015 was $0, using a risk-free rate of 0.78%, expected volatility of 70.55%, expected term of 2.24 years and 0% dividend yield. No warrants have vested under this arrangement as of May 31, 2015.

In December 2011, pursuant to an Amended and Restated Intellectual Property Rights Agreement (IP Rights Agreement) (see Note (12)), the Company issued warrants to TAMU to purchase 8,333 shares of common stock at an exercise price of $114.40 per share. The warrants expire on September 24, 2026 and, subject to certain conditions, vest in equal installments on the fifth, tenth and fifteenth anniversary of the IP Rights Agreement. The inception to date expense recognized with respect to this warrant totals $4.2 as of May 31, 2015. The fair value of the warrants at May 31, 2015, was $9.6, using a risk-free rate of 2.12%, expected volatility of 89.2%, expected term of 11.32 years and 0% dividend yield. No warrants have vested under this arrangement as of May 31, 2015.

Warrants issued in connection with March 10, 2014 registered public offering

On March 10, 2014 the Company issued warrants to purchase an aggregate of 60,000 shares of common stock to certain affiliated designees of the underwriter as part of the underwriter's compensation related to the registered public offering. The warrants are exercisable at any time and from time to time, in whole or in part, beginning on March 4, 2015 and expire on March 4, 2019. The exercise price is $12.00 per share of common stock. The fair value of these warrants upon issuance was $305 using a risk free rate of 1.64%, expected volatility 84.2%, expected term of 5 years and 0% dividend yield and was treated as an issuance cost of the common stock.

(9) Stockholders' Equity

Initial Public Offering

Upon closing of the IPO (see Note (1)):

•	the Company's outstanding shares of convertible preferred stock were automatically converted into 1,919,152 shares of common stock;

•	the Convertible Notes were revalued and converted into 137,321 shares of common stock; and

•	the outstanding convertible preferred stock warrants were revalued and automatically converted into warrants to purchase a total of 2,563 shares of common stock.

Common Stock

On March 7, 2014, the Company held its 2014 Annual Meeting of Stockholders (Annual Meeting). At the Annual Meeting, the stockholders approved an amendment to the Company's Amended and Restated Certificate of Incorporation which decreased the total number of shares of common stock of the Company from 490,000,000 to 240,000,000. Holders of the Company's common stock are entitled to dividends as and when declared by the Board of Directors, subject to rights and holders of all classes of stock outstanding having priority rights to dividends. There have been no dividends declared to date. Each share of common stock is entitled to one vote.

Preferred Stock

Pursuant to the Company's amended and restated certificate of incorporation, the Company is authorized to issue 10,000,000 shares of preferred stock. The Board of Directors has the authority, without action by the Company's stockholders, to designate and issue shares of preferred stock in one or more series and to fix the rights, preferences, privileges and restrictions thereof.

Common and Preferred Stock Warrants Financing

Warrants issued in connection with Series F Convertible Preferred Stock Financing

In connection with the issuance of the Series F Convertible Preferred Stock in September 2007, the Company issued warrants to purchase 96,153 shares of common stock at an exercise price of $156.00 per share. The warrants are immediately exercisable.

As discussed in Note (1), the common stock warrants issued to the holders of Series F Convertible Preferred Stock were reported as a liability at fair value as of each balance sheet date. Upon closing of the IPO, the common stock warrants no longer met the requirements for liability classification. The warrants were revalued as of the closing date and reclassified to additional paid-in capital.

Upon closing of the IPO, the Company estimated the fair value of certain warrants (Non-Modified F warrants and Modified F warrants) to be $6,301 based on a risk free rate of 0.40%, expected volatility of 89%, expected term of 3.5 years and 0% dividend yield.

Warrants issued in connection with Series G Convertible Preferred Stock Financing

In connection with the issuance of the Series G Convertible Preferred Stock in June 2010, the Company issued warrants to purchase 128,205 shares of common stock at an exercise price of $156.00 per share. The warrants are immediately exercisable.

As discussed in Note (1), the common stock warrants issued to the holders of Series G Convertible Preferred Stock were reported as a liability at fair value as of each balance sheet date. Upon closing of the IPO, the common stock warrants no longer met the requirements for liability classification. The warrants were revalued as of the closing date and reclassified to additional paid-in capital.

Upon closing of the IPO, the Company estimated the fair value of these warrants to be $10,633 based on a risk free rate of 1.64%, expected volatility of 73%, expected term of 8.3 years and 0% dividend yield.

Warrants issued in connection with Borrowing and Loan Agreements

In July 2004, in connection with a borrowing agreement (Borrowing Agreement) entered into with the Bank, the Company issued the Bank warrants to purchase 2,307 shares of the Company's Series E Convertible Preferred Stock. Upon closing of the IPO, these preferred stock warrants were converted into warrants to purchase 769 shares of common stock at $156.00 per share.

In February 2010, in connection with the Loan Agreement (see Note (6)), the Company issued the Bank warrants to purchase 5,384 shares of the Company's Series F Convertible Preferred Stock. Upon closing of the IPO, these preferred stock warrants were converted into warrants to purchase 1,794 shares of common stock at $156 per share.

As discussed in Note (1), the preferred stock warrants issued in connection with the Borrowing Agreement and the Loan Agreement were reported as a liability at fair value as of each balance sheet date. Upon closing of the IPO, these preferred stock warrants no longer met the requirements for liability classification. These preferred stock warrants were revalued as of the closing date and reclassified to additional paid-in capital.

Upon closing of the IPO, the Company estimated the fair value of the Series E and F preferred stock warrants to be $68 and $158, respectively, based on a risk-free interest rate of 1.35%, volatility of 81%, expected term of 7.96 — 8.01 years, and 0% dividend yield.

Warrants issued in connection with Noble Agreement

In May 2006, the Company entered into a collaboration agreement with The Samuel Roberts Noble Foundation, Inc. (Noble) (Noble Agreement) to establish a research program (see Note (13)). In connection with this collaboration, the Company granted Noble a warrant to purchase 16,667 shares of the Company's common stock for an exercise price of $240.00 per share. The original terms were as follows: the warrant vests in equal installments of 4,167 shares on May 19, 2009, May 19, 2011, May 19, 2013, and May 19, 2015, respectively, and shall remain exercisable for a period of two years from the respective vesting dates. These warrants are accounted for at fair value and remeasured until vested. The fair value, including the resulting change in value as a result of remeasurement is being recognized as research and development expense. The inception to date expense recognized with respect to this warrant totals $624 as of August 31, 2014. At August 31, 2014, 12,499 warrants had vested under this arrangement. The fair value of the warrants not yet vested at August 31, 2014 was $0 using a risk-free rate of 0.94% based on the respective exercise periods of each installment, expected volatility of 69.4%, expected term of 2.72 years based on the respective exercise periods of each installment, which is also the remaining contractual term, and 0% dividend yield.

In June 2011, the Company and Noble agreed to modify the warrants issued to Noble as follows: the warrant vests in equal installments of 4,167 shares on May 19, 2013 and May 19, 2015, respectively and shall remain exercisable until the earliest of a period of five years from the respective vesting dates and May 18, 2017.

Warrants issued in connection with TAMU Agreement

In August 2007, the Company entered into a sponsored research and intellectual property rights agreement with The Texas A&M University System (TAMU) to establish a research program (see Note (13)). In connection with this collaboration, the Company granted TAMU a warrant to purchase 8,333 shares of the Company's common stock for an exercise price of $240.00 per share. The warrant vests based on certain research and commercialization milestones being met and shall remain exercisable until August 28, 2017. This warrant is accounted for at fair value and remeasured until the vesting targets are met. The fair value, including the resulting change in value as a result of remeasurement is being recognized as research and development expense. The inception to date expense recognized with respect to this warrant totals $0 as of August 31, 2014. The fair value of the warrants at August 31, 2014 was $0, using a risk-free rate of 0.94%, expected volatility of 69.4%, expected term of 2.99 years and 0% dividend yield. No warrants had vested under this arrangement as of August 31, 2014.

In December 2011, pursuant to an Amended and Restated Intellectual Property Rights Agreement (IP Rights Agreement) (see Note (13)), the Company issued warrants to TAMU to purchase 8,333 shares of common stock at an exercise price of $114.40 per share. The warrants expire on September 24, 2026 and, subject to certain conditions, vest in equal installments on the fifth, tenth and fifteenth anniversary of the IP Rights Agreement. The inception to date expense recognized with respect to this warrant totals $11.0 as of August 31, 2014. The fair value of the warrants at August 31, 2014 was $20.4, using a risk-free rate of 2.35%, expected volatility of 86.3%, expected term of 12.06 years and 0% dividend yield. No warrants had vested under this arrangement as of August 31, 2014.

Warrants issued in connection with March 10, 2014 registered public offering

On March 10, 2014 the Company issued warrants to purchase an aggregate of 60,000 shares of common stock to certain affiliated designees of the underwriter as part of the underwriter's compensation related to the registered public offering. The warrants are exercisable at any time and from time to time, in whole or in part, beginning on March 4, 2015 and expire on March 4, 2019. The exercise price is $12.00 per share of common stock. The fair value of these warrants upon issuance was $305 using a risk free rate of 1.64%, expected volatility 84.2%, expected term of 5 years and 0% dividend yield and was treated as an issuance cost of the common stock.